Royalty obligation (Details 1)	12 Months Ended
Jun. 30, 2022 USD ($)
Obligation Within 12 Months	$ 948,750
Obligation Between 13 and 24 months	1,897,500
Obligation Between 25 and 36 months	1,897,500
Obligation Between 37 and 48 months	1,897,500
Obligation Between 49 and 60 months	1,897,500
Over 60 months	10,436,250
Total undiscounted minimum payments and interest	$ 18,975,000